Acquisitions (Details) - USD ($) $ in Thousands	Aug. 10, 2021	Aug. 07, 2020	Feb. 07, 2019
Kornit Digital North America Inc. [Member]
Acquisitions (Details) [Line Items]
Total consideration			$ 4,715
Acquisition related costs			$ 85
Custom Gateway [Member]
Acquisitions (Details) [Line Items]
Total consideration		$ 16,884
Acquisition related costs		$ 648
Voxel8 Inc. [Member]
Acquisitions (Details) [Line Items]
Total consideration	$ 14,991
Acquisition related costs	$ 212